SHARE-BASED COMPENSATION (Details 2)	12 Months Ended
Jun. 26, 2021 shares
Stock Options Outstanding	14,752,960
Stock Options Exercisable	5,369,540
Subordinate Votings Shares One [Member]
Exercise Price	$4.03 - $4.05
Weighted Average Remaining Life in Years	6 years 11 months 26 days
Stock Options Outstanding	1,829,768
Stock Options Exercisable	1,442,084
Subordinate Votings Shares Two [Member]
Exercise Price	$3.06 - $3.84
Weighted Average Remaining Life in Years	6 years 6 months 7 days
Stock Options Outstanding	1,206,839
Stock Options Exercisable	1,206,599
Subordinate Votings Shares Three [Member]
Exercise Price	$2.02 - $2.79
Weighted Average Remaining Life in Years	5 years 6 months
Stock Options Outstanding	2,063,936
Stock Options Exercisable	1,106,182
Subordinate Votings Shares Four [Member]
Exercise Price	$1.38 - $1.99
Weighted Average Remaining Life in Years	8 years 2 months 19 days
Stock Options Outstanding	565,358
Stock Options Exercisable	326,850
Subordinate Votings Shares Five [Member]
Exercise Price	$0.11 - $0.53
Weighted Average Remaining Life in Years	4 years 7 months 21 days
Stock Options Outstanding	8,736,499
Stock Options Exercisable	937,265
Subordinate Voting Shares [Member]
Exercise Price	$5.71
Weighted Average Remaining Life in Years	7 years 3 months 19 days
Stock Options Outstanding	350,560
Stock Options Exercisable	350,560